Goodwill, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill, net
Balance at beginning	¥ 31,188
Additions			¥ 31,188
Impairment loss	¥ (31,188)	$ (4,894)
Balance at ending			¥ 31,188